Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

The relationship and the nature of related party transactions are summarized as follow:

Name of Related Party	Relationship to the Company	Nature of Transactions
Longrich Group and its subsidiaries	Controlled by a major shareholder of the Company	Purchase and operating leases
Longrich America Int’l, Inc.	Controlled by a major shareholder of the Company	Sales
Jowell Holdings Limited	Controlled by a major shareholder of the Company	Operating support